UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________.

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________.

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2016 to December 31, 2016.

Date of Report (Date of earliest event reported):
January 27, 2017 (September 20, 2016)

CIT Financial Ltd.

(Exact name of securitizer as specified in its charter)

025-00526	0001542079
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John V. Erskine, Assistant General Counsel, (973) 740-5000

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On September 20, 2016, all asset-backed securities issued by CIT Canada Equipment Receivables ULC were redeemed in full. From and as of such date, CIT Financial Ltd., as securitizer, no longer has any asset-backed securities outstanding held by non-affiliates. As such, pursuant to Rule 15Ga-1(c)(2)(iii), CIT Financial Ltd., as securitizer, hereby terminates its duty to file reports under Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CIT FINANCIAL LTD.
(Securitizer)

By:	/s/ Mark A. Carlson
	Name:	Mark A. Carlson
	Title:	Senior Vice President & Treasury Controller

Date: January 27, 2017